Related Party Transactions	6 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

5. RELATED PARTY TRANSACTIONS

During the period from October 9, 2015 (Inception) to March 31, 2016, the Company incurred professional fees of $47,726 from Green Pro VC Limited, a company owned by the Company’s major shareholder. As of March 31, 2016, $31,500 was due to this Company.

In addition, the Company recorded $252,000 of stock compensation expense related to the sale of shares of common stock sold to an officer and other individuals at a price below market price (see Note 3).